SCHEDULE OF OPERATING LEASE COSTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating leases expense	$ 13,082		$ 10,942
Short-term lease expense	9,253		3,079
Total	$ 22,335		$ 14,021